Consolidated Statements of Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Time charter revenue - related parties	$ 0	$ 0	$ 66,929
Amortization of intangible liabilities - related party	0	0	5,385
Vessel operating expenses - related parties	21,804	19,086	16,642
Time charter and voyage expenses - related parties	8,610	7,995	6,289
Debt Related Commitment Fees and Debt Issuance Costs	$ 3,627	$ 108
Interest and other finance expenses			$ 21,511